Loan Receivables (Details) - Schedule of company’s loan receivables - USD ($)	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Loan Receivables (Details) - Schedule of company’s loan receivables [Line Items]
Total loan receivables		$ 4,410,270
Drop in the Ocean, Inc. [Member]
Loan Receivables (Details) - Schedule of company’s loan receivables [Line Items]
Relationship	Vendor
Total loan receivables		3,977,134
XHJC Holding Inc. [Member]
Loan Receivables (Details) - Schedule of company’s loan receivables [Line Items]
Relationship	Vendor
Total loan receivables		$ 433,136